Intangible assets (revised) - Schedule of Movement In Intangible Assets (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) segment	Dec. 31, 2022 GBP (£) segment	Apr. 01, 2023 segment	Mar. 31, 2023 segment	Dec. 31, 2021 GBP (£)
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	£ 129,075	£ 115,625
Differences on exchange	(5,685)	13,802
Reallocations	6	0
Amortisation charge	(357)	(437)
Impairment	(27,614)	(24)
Disposals		(7)
Held for sale		(6)
Net book value at 31 December	£ 95,562	£ 129,075
Reportable segments | segment	3	4	3	4
– internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	£ 75	£ 37
– separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	62	85
Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	133,474	119,364
Net book value at 31 December	126,387	133,474
Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	30,825	4,399			£ 3,739
Trademarks and similar intangibles
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	80,603	71,867
Differences on exchange	(3,431)	9,033
Reallocations	2	29
Amortisation charge	(237)	(309)
Impairment	(22,995)	(10)
Disposals		(7)
Held for sale		0
Net book value at 31 December	54,001	80,603
Trademarks and similar intangibles | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	0	0
Trademarks and similar intangibles | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	59	0
Trademarks and similar intangibles | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	83,454	74,227
Net book value at 31 December	78,848	83,454
Trademarks and similar intangibles | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	24,847	2,851			2,360
Goodwill
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	47,956	43,194
Differences on exchange	(2,251)	4,762
Reallocations	0	0
Impairment	(4,614)	0
Disposals		0
Held for sale		0
Net book value at 31 December	41,091	47,956
Goodwill | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	0	0
Goodwill | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	48,488	43,715
Net book value at 31 December	46,021	48,488
Goodwill | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	4,930	532			521
Computer software
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	374	408
Differences on exchange	(4)	5
Reallocations	115	96
Amortisation charge	(120)	(128)
Impairment	(5)	(3)
Disposals		0
Held for sale		(4)
Net book value at 31 December	360	374
Computer software | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	0	0
Computer software | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Computer software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	1,379	1,266
Net book value at 31 December	1,408	1,379
Computer software | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	1,048	1,005			£ 858
Assets in the course of development
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	142	156
Differences on exchange	1	2
Reallocations	(111)	(125)
Amortisation charge	0	0
Impairment	0	(11)
Disposals		0
Held for sale		(2)
Net book value at 31 December	110	142
Assets in the course of development | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	75	37
Assets in the course of development | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	3	85
Assets in the course of development | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	153	156
Net book value at 31 December	110	153
Assets in the course of development | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	£ 0	£ 11